6. Intangible Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 420,000	$ 43,500
Amortization expense due current		1,545,374
Amortization expense year two		1,545,374
Amortization expense year three		1,545,374
Amortization expense year four		1,545,374
Amortization expense year five		$ 1,545,374